Other financial assets - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure of financial assets [Line Items]
Equity securities available-for-sale	$ 127	$ 156
Dividend income on available-for-sale financial assets	10	7
Proceeds from sale of interest in equity security available-for-sale	75
Bank accounts pledged as security | £			£ 31
Avendra LLC [member]
Disclosure of financial assets [Line Items]
Proceeds from sale of interest in equity security available-for-sale	$ 75
Percentage interest in equity security available-for-sale	6.29%
Gain on disposal of equity securities available-for-sale	$ 73
Trade deposits and loans [member]
Disclosure of financial assets [Line Items]
Material deposit made to a hotel owner in connection with a portfolio of management contracts	66
Discounted value of material deposit made to a hotel owner in connection with a portfolio of management contracts	28	19
US dollars [member]
Disclosure of financial assets [Line Items]
Equity securities available-for-sale	93	121
Hong Kong, Dollars
Disclosure of financial assets [Line Items]
Equity securities available-for-sale	25	24
Other currencies [member]
Disclosure of financial assets [Line Items]
Equity securities available-for-sale	$ 9	$ 11